SAWGRASS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)

                              SAWGRASS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                   (UNAUDITED)


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital.....................    1

Statement of Operations...................................................    2

Statement of Changes in Members' Capital - Net Assets.....................    3

Notes to Financial Statements.............................................    4

Schedule of Portfolio Investments.........................................   11

Schedule of Securities Sold, Not Yet Purchased............................   16

Schedule of Written Options...............................................   18

SAWGRASS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                      JUNE 30, 2001
                                                                       (UNAUDITED)
ASSETS

Cash and cash equivalents                                                $ 41,275
Investments in securities, at market (cost - $60,785)                      79,316
Due from broker                                                            17,661
Interest receivable                                                           187
Dividends receivable                                                           11
Other assets                                                                    7
                                                                         --------

    TOTAL ASSETS                                                          138,457
                                                                         --------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $25,234)         25,201
Outstanding options written, at value (premiums - $1,454)                   1,208
Withdrawals payable                                                         6,525
Management fee payable                                                         92
Due to affiliate                                                               17
Accrued expenses                                                              433
                                                                         --------

    TOTAL LIABILITIES                                                      33,476
                                                                         --------

      NET ASSETS                                                         $104,981
                                                                         ========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net of syndication costs of $85)                  $131,483
Capital withdrawals                                                       (11,444)
Accumulated net investment gain                                               239
Accumulated net realized loss on investments                              (34,107)
Accumulated net unrealized appreciation                                    18,810
                                                                         --------

      MEMBERS' CAPITAL - NET ASSETS                                      $104,981
                                                                         ========

The accompanying notes are in integral part of these financial statements.

SAWGRASS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED
                                                                           JUNE 30, 2001
                                                                            (UNAUDITED)
INVESTMENT INCOME
    Interest                                                                 $  1,038
    Dividends                                                                      19
                                                                             --------
                                                                                1,057
                                                                             --------
EXPENSES
    OPERATING EXPENSES:
      Administration fees                                                         566
      Prime broker fees                                                           188
      Professional fees                                                           103
      Accounting and investor services fees                                        80
      Custodian fees                                                               50
      Insurance expense                                                            20
      Board of Managers' fees and expenses                                         13
      Miscellaneous                                                                11
                                                                             --------
        TOTAL OPERATING EXPENSES                                                1,031
      Dividends on securities sold, not yet purchased                              17
                                                                             --------
        TOTAL EXPENSES                                                          1,048
                                                                             --------

        NET INVESTMENT GAIN                                                         9
                                                                             --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
      Investment securities                                                    (2,911)
      Purchased options                                                          (145)
      Written options                                                          (1,717)
      Securities sold, not yet purchased                                        6,564
                                                                             --------
        NET REALIZED GAIN ON INVESTMENTS                                        1,791
                                                                             --------

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                      (18,460)
                                                                             --------

        NET REALIZED AND UNREALIZED LOSS                                      (16,669)
                                                                             --------

        DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES      $(16,660)
                                                                             ========

The accompanying notes are in integral part of these financial statements.

SAWGRASS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                    PERIOD FROM
                                                                   MARCH 15, 2000
                                               SIX MONTHS ENDED  (COMMENCEMENT OF
                                                 JUNE 30, 2001    OPERATIONS) TO
                                                  (UNAUDITED)    DECEMBER 31, 2000
FROM INVESTMENT ACTIVITIES

    Net investment gain                             $      9        $    230
    Net realized gain (loss) on investments            1,791         (35,898)
    Net change in unrealized appreciation
              on investments                         (18,460)         37,270
                                                    --------        --------

      INCREASE (DECREASE) IN MEMBERS' CAPITAL
        DERIVED FROM INVESTMENT ACTIVITIES           (16,660)          1,602

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                              8,918         122,650
    Syndication costs                                     --             (85)
    Capital withdrawals                               (7,123)         (4,321)
                                                    --------        --------

      INCREASE IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                      1,795         118,244

      MEMBERS' CAPITAL AT BEGINNING OF PERIOD        119,846              --
                                                    --------        --------

      MEMBERS' CAPITAL AT END OF PERIOD             $104,981        $119,846
                                                    ========        ========

The accompanying notes are in integral part of these financial statements.

SAWGRASS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION


         Sawgrass Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 2000. The Company is registered under the Investment Company act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Company's investment objective is to seek superior long-term capital appreciation. It pursues this objective by investing in a portfolio consisting primarily of equity securities of small to medium size emerging growth companies. The Company's portfolio of securities in the emerging growth areas is expected to include long and short positions in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.


         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the "Board of Managers" and an "Adviser." CIBC
         Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for the Company's investment activities pursuant to an Investment Advisory Agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser, and CWH Associates Inc. ("CWH") is a non-managing member of the Adviser. Investment professionals employed by CWH manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.


         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expenses are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities (other than convertible debt securities) will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  CASH EQUIVALENTS

         The Company treats all financial instruments that mature within three months as cash equivalents. At June 30, 2001, $41,091,904 in cash equivalents was held at PNC Bank.

         C.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company will be made. The Members are individually liable for the income taxes on their share of the Company's income.

    3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services to the Company. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2001, CIBC WM earned $20,229 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         The Adviser of the Company will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2001, there was no Incentive Allocation to the Adviser.

         Each Member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2001 fees (including meeting fees and an annual retainer) and expenses paid to the Managers totaled $20,969.

         PFPC Trust Company (the "Custodian") serves as Custodian of the Company's assets.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

    3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company,   and  in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

    4.   SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2001, amounted to $259,440,336 and $249,453,747 respectively.

         At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized appreciation on investments was $18,810,287, consisting of $23,117,111 gross unrealized appreciation and $4,306,824 gross unrealized depreciation.

         Due from broker primarily represents receivables and payables from unsettled security trades and proceeds from securities sold, not yet purchased.

    5.   SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2001, the Company had no outstanding margin borrowings.

    6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

    6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         members' capital.

         The Company maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:


                                                                CALL OPTIONS                           PUT OPTIONS
                                                                ------------                           -----------
                                                       NUMBER                                  NUMBER
                                                    OF CONTRACTS              COST           OF CONTRACTS            COST
                                                    ------------              ----           ------------            ----
         Beginning balance                                 330              $  83,820             423              $  81,005
         Options purchased                               2,558                531,162              67                 30,418
         Options closed                                 (1,156)              (255,572)           (490)              (111,423)
         Options expired                                (1,214)              (173,565)             --                     --
                                                        ------              ---------            ----              ---------
         Options outstanding at
         June 30, 2001                                     518              $ 185,845              --              $      --
                                                        ======              =========            ====              =========

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

    6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         Transactions in written options were as follows:

                                                                          CALL OPTIONS                          PUT OPTIONS
                                                                          ------------                          -----------
                                                                      NUMBER        AMOUNT OF             NUMBER         AMOUNT OF
                                                                   OF CONTRACTS      PREMIUM            OF CONTRACTS      PREMIUM
                                                                   ------------     ---------           ------------     --------
         Beginning balance                                                423       $    40,607               330        $   92,727

         Options written                                                9,283         3,403,323             2,486         1,146,504

         Options closed                                                (7,235)       (2,465,847)             (958)         (328,414)
         Options expired                                               (1,342)         (315,175)             (462)         (119,918)
                                                                       ------       -----------             -----        ----------
         Options outstanding at
         June 30, 2001                                                  1,129       $   662,908             1,396        $  790,899
                                                                       ======       ===========             =====        ==========


     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The Company maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:


                                                     NET LOSSES
                                                FOR THE SIX MONTHS ENDED
                                                     JUNE 30, 2001
                                                ------------------------

         Equity securities                           $(12,936,510)
         Securities sold, not yet purchased            (1,938,520)
         Equity options                                  (299,235)
         Written options                               (1,494,385)
                                                     ------------
                                                     $(16,668,650)
                                                     ============

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

    7.   FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES (CONTINUED)

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:


                                                                              AVERAGE MARKET VALUE
                                             MARKET VALUE AT                FOR THE SIX MONTHS ENDED
                                              JUNE 30, 2001                       JUNE 30, 2001
                                             ---------------                ------------------------
        ASSETS:
             Equity options                  $    46,525                         $    79,690

         LIABILITIES:
            Written options                   (1,207,595)                         (1,058,616)

         Average market values presented above are based upon month-end market values during the six months ended June 30, 2001.

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                                                                       MARCH 15, 2000
                                                                                                       (COMMENCEMENT
                                                                  SIX MONTHS ENDED                   OF OPERATIONS) TO
                                                                   JUNE 30, 2001                     DECEMBER 31, 2000
                                                                  ----------------                   ------------------

         Ratio of net investment gain to average net assets           0.02% *                              0.28% *
         Ratio of operating expenses to average net assets            1.82% *                              2.06%*
         Portfolio turnover rate                                       271%                                 238%
         Total return **                                            (13.37%)                              (1.52%)
         Average debt ratio                                             N/A                                0.02%

         *  Annualized.
         ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.

SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               JUNE 30, 2001
        SHARES                                                                                                  MARKET VALUE
                COMMON STOCK - 75.51%
                    APPLICATIONS SOFTWARE - 2.98%
         15,700       Mercury Interactive Corp.*                                                                $    940,430
         38,600       Peregrine Systems, Inc.*                                                                     1,119,400
         22,700       Siebel Systems, Inc.*                                                                        1,064,630
                                                                                                                ------------
                                                                                                                   3,124,460
                                                                                                                ------------
                    BEVERAGES - WINES/SPIRITS - 0.50%
         12,800       Constellation Brands, Inc., Class A*                                                           524,800
                                                                                                                ------------
                    BUILDING - MAINTENANCE & SERVICE - 2.67%
        287,200       Integrated Electrical Services, Inc.*                                                        2,800,200
                                                                                                                ------------
                    BUILDING - RESIDENTIAL/COMMERCIAL - 2.17%
         19,000       Beazer Homes USA, Inc.*                                                                      1,206,310
         25,800       Lennar Corp.                                                                                 1,075,860
                                                                                                                ------------
                                                                                                                   2,282,170
                                                                                                                ------------
                    COLLECTIBLES - 3.07%
        128,900       Action Performance Companies, Inc.*                                                          3,222,500
                                                                                                                ------------
                    COMMERCIAL SERVICES - FINANCE - 0.12%
         17,100       Factual Data Corp.*                                                                            123,291
                                                                                                                ------------
                    COMPUTERS - INTEGRATED SYSTEMS - 2.13%
         13,800       Brocade Communication Systems, Inc.*                                                           607,062
         20,600       McDATA Corp., Class A*                                                                         449,904
         23,800       Mercury Computer Systems, Inc.*                                                              1,178,100
                                                                                                                ------------
                                                                                                                   2,235,066
                                                                                                                ------------

The accompanying notes are an integral part of these financial statements.

                                     - 11 -



SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               JUNE 30, 2001
        SHARES                                                                                                  MARKET VALUE
                COMMON STOCK - (CONTINUED)
                    CONSUMER PRODUCTS - MISCELLANEOUS - 0.66%
        176,300       CNS, Inc.*                                                                                $    696,385
                                                                                                                ------------
                    DATA PROCESSING/MANAGEMENT - 1.26%
         70,950       eFunds Corp.*                                                                                1,319,670
                                                                                                                ------------
                    DISTRIBUTION/WHOLESALE - 4.33%
        104,550       Advanced Marketing Services, Inc.                                                            2,179,868
         68,800       SCP Pool Corp.*                                                                              2,369,472
                                                                                                                ------------
                                                                                                                   4,549,340
                                                                                                                ------------
                    ELECTRIC - INTEGRATED - 1.10%
         20,950       PPL Corp.                                                                                    1,152,250
                                                                                                                ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.06%
         34,800       Micron Technology, Inc.                                                                      1,430,280
         11,300       QLogic Corp.*                                                                                  728,285
                                                                                                                ------------
                                                                                                                   2,158,565
                                                                                                                ------------
                    ELECTRONIC FORMS - 0.06%
         13,800       Convera Corp.*                                                                                  69,000
                                                                                                                ------------
                    ENTERPRISE SOFTWARE/SERVICES - 1.30%
         27,800       PeopleSoft, Inc.*                                                                            1,368,594
                                                                                                                ------------
                    ENVIRONMENTAL CONSULTING & ENGINEERING - 3.60%
         94,100       TRC Companies, Inc.*                                                                         3,779,997
                                                                                                                ------------
                    HEALTH CARE COST CONTAINMENT - 8.38%
        534,700       Caremark Rx, Inc.*                                                                           8,795,814
                                                                                                                ------------

The accompanying notes are an integral part of these financial statements.

                                     - 12 -



SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               JUNE 30, 2001
        SHARES                                                                                                  MARKET VALUE
                COMMON STOCK - (CONTINUED)
                    INDEX - 0.15%
          2,300       Nasdaq-100 Shares*                                                                        $    105,110
          1,000       Semiconductor HOLDRs Trust                                                                      48,200
                                                                                                                ------------
                                                                                                                     153,310
                                                                                                                ------------
                    MEDICAL - DRUGS - 0.52%
        112,500       InKine Pharmaceutical Company, Inc.*                                                           551,250
                                                                                                                ------------
                    MEDICAL  LASER SYSTEMS - 1.21%
        375,200       Laser Vision Centers, Inc.*                                                                    994,280
        110,300       LCA-Vision, Inc.*                                                                              275,750
                                                                                                                ------------
                                                                                                                   1,270,030
                                                                                                                ------------
                    Medical - Nursing Homes - 13.94%
        792,650       Beverly Enterprises, Inc.*                                   (a)                             8,481,354
        193,800       Manor Care, Inc.*                                                                            6,153,150
                                                                                                                ------------
                                                                                                                  14,634,504
                                                                                                                ------------
                    MEDICAL - OUTPATIENT/HOME MEDICINES - 0.10%
         46,800       NovaMed Eyecare, Inc.*                                                                         108,108
                                                                                                                ------------
                    NETWORKING PRODUCTS - 0.30%
          7,700       Emulex Corp.*                                                                                  311,080
                                                                                                                ------------

                    PHARMACY SERVICES - 5.19%
         85,150       AdvancePCS*                                                                                  5,453,858
                                                                                                                ------------

The accompanying notes are an integral part of these financial statements.

                                     - 13 -



SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               JUNE 30, 2001
        SHARES                                                                                                  MARKET VALUE
                COMMON STOCK - (CONTINUED)
                    PHYSICAL THERAPY/REHABILITATION CENTERS - 4.89%
         89,300       RehabCare Group, Inc.*                                              (a)                   $  4,304,260
         52,000       U.S. Physical Therapy, Inc.*                                                                   830,440
                                                                                                                ------------
                                                                                                                   5,134,700
                                                                                                                ------------
                    SCHOOLS - 9.15%
        125,150       Apollo Group, Inc., Class A*                                        (a)                      5,312,618
        112,950       DeVry, Inc.*                                                                                 4,079,754
         28,000       Nobel Learning Communities, Inc.*                                                              211,960
                                                                                                                ------------
                                                                                                                   9,604,332
                                                                                                                ------------
                    TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 0.29%
         16,200       Finisar Corp.*                                                                                 302,616
                                                                                                                ------------
                    Telecommunications Services - 3.38%
         56,000       Pentastar Communications, Inc.*                                                              1,344,000
        104,200       Pentastar Communications, Inc., Private Placement*1                                          2,199,433
                                                                                                                ------------
                                                                                                                   3,543,433
                                                                                                                ------------
                      TOTAL COMMON STOCKS (COST $60,598,833)                                                      79,269,323
                                                                                                                ============
   NUMBER OF
   CONTRACTS
                CALL OPTIONS - 0.04%
                    DATA PROCESSING/MANAGEMENT - 0.03%
            151       eFunds Corp., 09/22/01, $22.50                                                                  17,365
            265       eFunds Corp., 09/22/01, $25.00                                                                  15,900
                                                                                                                ------------
                                                                                                                      33,265
                                                                                                                ------------
                    E-COMMERCE/SERVICES - 0.01%
            102       Homestore.com, Inc., 07/21/01, $35.00                                                           13,260
                                                                                                                ------------

The accompanying notes are an integral part of these financial statements.

                                     - 14 -



SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               JUNE 30, 2001
        SHARES                                                                                                  MARKET VALUE
                      TOTAL CALL OPTIONS (COST $185,845)                                                        $     46,525
                                                                                                                ============
                      TOTAL INVESTMENTS (COST $60,784,678) - 75.55%                                               79,315,848
                                                                                                                ------------
                      OTHER ASSETS, LESS LIABILITIES - 24.45%**                                                   25,664,853
                                                                                                                ------------
                      NET ASSETS - 100.00%                                                                      $104,980,701
                                                                                                                ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and written options.
*   Non-income producing security.
1 Security exempt from registration under Rule 144 of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified buyers.
** INCLUDES $41,091,904 INVESTED IN A PNC BANK MONEY MARKET ACCOUNT, WHICH IS 39.14% OF NET ASSETS.

The accompanying notes are an integral part of these financial statements.


SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               JUNE 30, 2001
        SHARES                                                                                                  MARKET VALUE
                SECURITIES SOLD, NOT YET PURCHASED - (24.01%)
                    ADVERTISING SERVICES - (1.85%)
         74,000       Getty Images, Inc.                                                                        $ (1,943,240)
                                                                                                                ------------
                    DIAGNOSTIC KITS - (2.35%)
         79,100       IDEXX Laboratories, Inc.                                                                    (2,471,875)
                                                                                                                ------------
                    E-COMMERCE/SERVICES - (1.42%)
         42,600       Homestore.com, Inc.                                                                         (1,489,296)
                                                                                                                ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (3.39%)
         34,700       Micron Technology, Inc.                                                                     (1,426,170)
        173,100       Rambus, Inc.                                                                                (2,130,861)
                                                                                                                ------------
                                                                                                                  (3,557,031)
                                                                                                                ------------
                    ELECTRONIC FORMS - (0.07%)
         13,800       Convera Corp.                                                                                  (69,000)
                                                                                                                ------------
                    ENERGY - ALTERNATE SOURCE - (2.38%)
         53,750       Ballard Power Systems, Inc.                                                                 (2,502,600)
                                                                                                                ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.53%)
         23,600       Business Objects S.A.                                                                         (556,960)
                                                                                                                ------------
                    ENTERPRISE SOFTWARE/SERVICE - (1.20%)
         34,900       Computer Associates International, Inc.                                                     (1,256,400)
                                                                                                                ------------
                    FOOD - RETAIL - (0.05%)
          5,100       Wild Oats Markets, Inc.                                                                        (53,091)
                                                                                                                ------------
The accompanying notes are an integral part of these financial statements.

                                     - 16 -



SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               JUNE 30, 2001
        SHARES                                                                                                  MARKET VALUE
                SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                    INDEX - (3.37%)
          3,200       Biotech HOLDRs Trust                                                                      $   (424,000)
         46,300       Semiconductor HOLDRs Trust                                                                  (2,231,660)
         15,600       Software HOLDRs Trust                                                                         (886,236)
                                                                                                                ------------
                                                                                                                  (3,541,896)
                                                                                                                ------------
                    INTERNET INFRASTRUCTURE SOFTWARE - (0.46%)
         27,300       F5 Networks, Inc.                                                                             (479,661)
                                                                                                                ------------
                    LINEN SUPPLY & RELATED ITEMS - (1.58%)
         35,800       Cintas Corp.                                                                                (1,655,750)
                                                                                                                ------------
                    MACHINERY - PRINT TRADE - (0.56%)
         49,400       Presstek, Inc.                                                                                (592,800)
                                                                                                                ------------
                    OPTICAL RECOGNITION EQUIPMENT - (1.30%)
         35,900       Optical Robotics Corp.                                                                      (1,364,200)
                                                                                                                ------------
                    RECREATIONAL CENTERS - (1.25%)
         44,350       Bally Total Fitness Holdings Corp.                                                          (1,313,204)
                                                                                                                ------------
                    TELEVISION - (1.17%)
         54,400       Pegasus Communications Corp.                                                                (1,224,000)
                                                                                                                ------------
                    THERAPEUTICS - (1.08%)
         57,700       QLT, Inc.                                                                                   (1,129,766)
                                                                                                                ------------
                      TOTAL SECURITIES SOLD, NOT YET PURCHASED
                          (PROCEEDS $25,233,675)                                                                $(25,200,770)
                                                                                                                ============
The accompanying notes are an integral part of these financial statements.

                                     - 17 -

SAWGRASS FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------

      NUMBER OF                                                                                                 JUNE 30, 2001
      CONTRACTS                                                                                                  MARKET VALUE
                WRITTEN CALL OPTIONS - (0.74%)
                    APPLICATIONS SOFTWARE - (0.04%)
            227       Siebel Systems, Inc., 07/21/01, $50.00                                                    $    (44,265)
                                                                                                                ------------
                    ENTERPRISE SOFTWARE/SERVICES - (0.25%)
            278       PeopleSoft, Inc., 07/21/01, $40.00                                                            (261,320)
                                                                                                                ------------
                    MEDICAL - NURSING HOMES - (0.26%)
            334       Manor Care, Inc., 11/17/01, $25.00                                                            (267,200)
                                                                                                                ------------
                    PHARMACY SERVICES - (0.19%)
             65       AdvancePCS, 08/18/01, $60.00                                                                   (37,050)
            225       AdvancePCS, 09/22/01, $60.00                                                                  (166,500)
                                                                                                                ------------
                                                                                                                    (203,550)
                                                                                                                ------------
                TOTAL WRITTEN CALL OPTIONS - (PREMIUMS $662,908)                                                    (776,335)
                                                                                                                ============
                WRITTEN PUT OPTIONS - (0.41%)
                    APPLICATIONS SOFTWARE - (0.05%)
             50       Mercury Interactive Corp., 07/21/01, $50.00                                                     (3,750)
            342       Rational Software Corp., 07/21/01, $15.00                                                      (34,200)
            180       Siebel Systems, Inc., 08/18/01, $30.00                                                         (14,400)
                                                                                                                ------------
                                                                                                                     (52,350)
                                                                                                                ------------
                    BUSINESS - TO - BUSINESS E-COMMERCE - (0.03%)
            162       i2 Technologies, Inc., 08/18/01, $17.50                                                        (27,540)
                                                                                                                ------------
                    DATA PROCESSING/MANAGEMENT - (0.16%)
             51       eFunds Corp., 09/22/01, $22.50                                                                 (21,930)
            225       eFunds Corp., 09/22/01, $25.00                                                                (144,000)
                                                                                                                ------------
                                                                                                                    (165,930)
                                                                                                                ------------
The accompanying notes are an integral part of these financial statements.

                                     - 18 -

SAWGRASS FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

      NUMBER OF                                                                                                 JUNE 30, 2001
      CONTRACTS                                                                                                  MARKET VALUE

                WRITTEN PUT OPTIONS - (CONTINUED)
                    ENTERPRISE SOFTWARE/SERVICES - (0.06%)
            182       BEA Systems, Inc., 09/22/01, $30.00                                                       $    (69,160)
                                                                                                                ------------
                    PHARMACY SERVICES - (0.01%)
            136       AdvancePCS, 07/21/01, $60.00                                                                   (10,200)
                                                                                                                ------------
                    TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - (0.10%)
             68       Newport Corp., 11/17/01, $40.00                                                               (106,080)
                                                                                                                ------------
                TOTAL WRITTEN PUT OPTIONS - (PREMIUMS $790,899)                                                     (431,260)
                                                                                                                ===========

                TOTAL OPTIONS WRITTEN - (PREMIUMS $1,453,807)                                                   $ (1,207,595)
                                                                                                                ============
The accompanying notes are an integral part of these financial statements.

                                     - 19 -